Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property Plant and Equipment
A.
Reconciliation of carrying amount

(In thousand Euros)	Buildings and leasehold improvements	Fixtures and fittings	Plant and equipment	Assets under construction	Total
Balance at December 31, 2023	19,064	3,274	53,747	98	76,183
Additions	206	153	1,007	—	1,366
Disposal	—	—	—	—	—
Transfers	100	1,267	(1,267)	—	100
Other	—	—	—	—	—
Depreciation for the period	(1,179)	(557)	(3,701)	—	(5,437)
Translation differences	2	32	375	—	409
Balance at June 30, 2024	18,193	4,169	50,161	98	72,621
Cost
At December 31, 2023	23,202	4,919	62,997	98	91,216
At June 30, 2024	23,510	6,371	63,112	98	93,091
Accumulated amortization
At December 31, 2023	(4,137)	(1,646)	(9,250)	—	(15,033)
At June 30, 2024	(5,316)	(2,203)	(12,951)	—	(20,470)